JPMorgan BetaBuilders Europe ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Australia — 1.8%
Flutter Entertainment plc *	104,962	16,304,066
Glencore plc	8,301,984	55,597,457
Rio Tinto plc	727,510	56,964,953
		128,866,476
Austria — 0.5%
ANDRITZ AG	49,141	2,938,706
BAWAG Group AG * (a)	61,072	3,783,097
Erste Group Bank AG	244,618	9,281,819
EVN AG	25,892	546,335
Mondi plc	332,977	6,279,232
OMV AG	98,747	4,946,260
Raiffeisen Bank International AG *	92,474	1,663,807
Strabag SE	9,840	415,803
Telekom Austria AG *	94,920	638,022
Verbund AG	22,190	1,889,327
Vienna Insurance Group AG Wiener Versicherung Gruppe	24,566	668,549
voestalpine AG	75,915	2,522,396
		35,573,353
Belgium — 1.5%
Ackermans & van Haaren NV	15,376	2,660,888
Ageas SA	122,309	5,971,368
Anheuser-Busch InBev SA	679,019	40,986,782
Azelis Group NV	47,926	1,294,304
D'ieteren Group	15,558	2,973,373
Elia Group SA/NV	24,673	3,464,542
Etablissements Franz Colruyt NV (b)	38,505	1,018,217
Groupe Bruxelles Lambert NV	69,249	5,923,919
KBC Group NV	231,571	17,151,843
Proximus SADP	106,629	1,092,640
Sofina SA	10,801	2,566,017
Solvay SA	50,109	5,839,275
UCB SA	86,698	7,118,303
Umicore SA	141,922	5,365,287
Warehouses De Pauw CVA, REIT	106,316	3,371,482
		106,798,240
Brazil — 0.1%
Yara International ASA	111,799	4,967,377
Chile — 0.1%
Antofagasta plc	236,606	5,083,852
China — 0.9%
Prosus NV *	796,970	64,351,552
Denmark — 4.2%
AP Moller - Maersk A/S, Class A	2,040	4,347,137
AP Moller - Maersk A/S, Class B	3,794	8,253,061
Carlsberg A/S, Class B	67,504	9,582,981

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — continued
Chr Hansen Holding A/S	70,529	5,207,504
Coloplast A/S, Class B	81,465	9,835,635
Danske Bank A/S	467,075	9,730,846
Demant A/S *	66,245	1,875,179
DSV A/S	131,590	21,768,951
Genmab A/S *	45,146	17,692,571
Novo Nordisk A/S, Class B	1,123,256	155,447,260
Novozymes A/S, Class B (b)	143,360	7,459,959
Orsted A/S (a)	129,717	11,551,565
Pandora A/S	65,486	5,453,079
Tryg A/S	246,906	5,666,024
Vestas Wind Systems A/S	692,506	20,263,830
		294,135,582
Finland — 2.0%
Elisa OYJ	103,263	5,883,217
Fortum OYJ	298,487	4,486,928
Huhtamaki OYJ	65,759	2,459,575
Kesko OYJ, Class A	64,412	1,488,042
Kesko OYJ, Class B	187,287	4,362,568
Kone OYJ, Class B	276,577	15,083,433
Metso Outotec OYJ	483,188	5,553,219
Neste OYJ	295,379	14,119,796
Nokia OYJ	3,710,876	17,595,178
Nordea Bank Abp	2,264,811	26,476,518
Orion OYJ, Class A	20,411	1,095,991
Orion OYJ, Class B	73,312	3,927,662
Sampo OYJ, Class A	339,960	17,847,731
Stora Enso OYJ, Class A (b)	34,762	542,308
Stora Enso OYJ, Class R	419,947	6,003,301
UPM-Kymmene OYJ	365,996	13,265,976
Wartsila OYJ Abp	332,722	3,164,522
		143,355,965
France — 16.3%
Adevinta ASA *	183,858	1,576,185
Aeroports de Paris *	18,995	2,946,837
Air Liquide SA	358,916	57,148,801
Airbus SE	421,594	52,853,502
Alstom SA	211,561	6,290,804
Amundi SA (a)	41,927	2,744,961
AXA SA	1,361,947	42,491,419
BioMerieux	33,634	3,428,849
BNP Paribas SA	778,728	53,484,495
Bollore SE	627,191	3,509,370
Bouygues SA (b)	144,270	4,752,823
Bureau Veritas SA	198,521	5,676,006
Capgemini SE	107,587	20,418,459
Carrefour SA	402,044	7,647,267

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Cie de Saint-Gobain	353,674	20,311,906
Cie Generale des Etablissements Michelin SCA	486,741	15,390,663
Credit Agricole SA	938,893	11,305,438
Danone SA	435,657	23,891,120
Dassault Aviation SA	16,030	2,737,337
Dassault Systemes SE	475,344	17,678,467
Edenred	171,145	9,322,177
Eiffage SA	53,754	5,741,495
Engie SA	1,269,176	18,022,137
EssilorLuxottica SA	208,621	38,277,643
Gecina SA, REIT (b)	37,283	4,416,160
Getlink SE	275,316	4,656,631
Hermes International	23,892	44,714,087
Ipsen SA	27,597	2,898,652
Kering SA	49,630	30,966,981
Legrand SA	182,965	16,313,908
L'Oreal SA	172,996	71,432,064
LVMH Moet Hennessy Louis Vuitton SE	179,441	156,647,589
Orange SA (b)	1,295,128	13,706,025
Pernod Ricard SA	139,746	28,931,622
Publicis Groupe SA	161,882	11,419,097
Safran SA	240,237	34,544,992
Sanofi	790,944	77,452,776
Sartorius Stedim Biotech	16,426	5,729,855
Societe Generale SA	541,999	16,133,460
Sodexo SA	57,631	5,713,123
Teleperformance	40,531	11,267,090
Thales SA	73,177	9,678,338
TotalEnergies SE (b)	1,688,302	104,372,171
Unibail-Rodamco-Westfield, REIT *	73,271	4,741,753
Veolia Environnement SA	451,574	13,403,831
Vinci SA	369,069	41,700,951
Vivendi SE	554,938	5,959,910
Worldline SA * (a)	171,762	7,792,138
		1,152,241,365
Germany — 12.0%
adidas AG	122,515	19,726,904
Allianz SE (Registered)	280,099	66,975,556
BASF SE	629,838	36,112,046
Bayer AG (Registered)	673,691	41,933,853
Bayerische Motoren Werke AG	218,791	22,287,080
Bayerische Motoren Werke AG (Preference)	40,721	3,857,861
Beiersdorf AG	67,381	8,192,025
Brenntag SE	105,936	7,907,917
Carl Zeiss Meditec AG	25,174	3,633,069
Commerzbank AG *	721,396	8,246,595
Continental AG	74,049	5,199,365

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Covestro AG (a)	132,477	6,099,840
Daimler Truck Holding AG *	355,517	11,946,663
Deutsche Bank AG (Registered)	1,417,266	18,914,436
Deutsche Boerse AG	130,300	23,316,182
Deutsche Lufthansa AG (Registered) *	409,892	4,342,687
Deutsche Post AG (Registered)	679,754	29,267,954
Deutsche Telekom AG (Registered)	2,393,597	53,326,455
Deutsche Wohnen SE	35,750	844,392
E.ON SE	1,539,576	16,785,855
Evonik Industries AG	140,594	3,125,199
Fresenius SE & Co. KGaA	281,943	8,170,955
GEA Group AG	112,620	5,081,404
Hannover Rueck SE	41,349	8,396,681
HeidelbergCement AG	99,297	6,813,505
Henkel AG & Co. KGaA	67,705	4,523,931
Henkel AG & Co. KGaA (Preference)	122,185	8,711,829
Infineon Technologies AG	895,519	32,248,039
Mercedes-Benz Group AG	535,541	39,850,692
Merck KGaA	88,615	18,496,459
MTU Aero Engines AG	36,631	9,154,546
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	96,072	34,701,932
Porsche Automobil Holding SE (Preference)	105,012	6,279,370
Puma SE	70,336	4,803,130
RWE AG	463,724	20,644,481
SAP SE	749,770	88,877,753
Sartorius AG (Preference)	18,489	8,290,692
Siemens AG (Registered)	512,923	80,121,279
Siemens Energy AG	274,049	5,730,040
Siemens Healthineers AG (a)	193,381	10,370,763
Symrise AG	91,049	9,679,386
Talanx AG	36,439	1,802,665
Telefonica Deutschland Holding AG	632,333	1,862,457
TUI AG *	4	8
Vantage Towers AG	62,306	2,278,175
Volkswagen AG (Preference)	125,840	17,452,841
Vonovia SE	545,747	15,416,207
Zalando SE * (a)	153,579	7,162,158
		848,963,312
Hong Kong — 0.4%
Prudential plc	1,885,319	31,324,711
Ireland — 0.7%
CRH plc	526,779	24,612,451
Kerry Group plc, Class A	106,794	10,006,606
Kingspan Group plc	105,902	6,811,199
Smurfit Kappa Group plc	178,444	7,491,887
		48,922,143

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — 3.4%
A2A SpA	1,074,179	1,617,159
Amplifon SpA	63,658	1,757,804
Assicurazioni Generali SpA	827,005	16,144,219
Banca Mediolanum SpA	147,746	1,413,547
Banco BPM SpA	1,039,031	4,676,465
Buzzi Unicem SpA	64,711	1,457,174
Coca-Cola HBC AG *	139,749	3,396,095
Davide Campari-Milano NV	366,427	3,930,691
DiaSorin SpA	18,018	2,345,579
Enel SpA	5,298,527	31,198,364
Eni SpA	1,714,385	26,381,360
Ferrari NV	87,773	21,933,079
FinecoBank Banca Fineco SpA	418,396	7,510,986
Hera SpA	541,370	1,555,149
Infrastrutture Wireless Italiane SpA (a)	243,637	2,669,965
Intesa Sanpaolo SpA	11,719,314	30,813,238
Leonardo SpA	277,523	2,857,970
Mediobanca Banca di Credito Finanziario SpA	436,235	4,689,502
Moncler SpA	142,636	8,927,249
Nexi SpA * (a)	584,635	5,149,081
Pirelli & C SpA (a)	274,308	1,373,375
Poste Italiane SpA (a)	313,478	3,349,209
Prysmian SpA	183,883	7,509,355
Recordati Industria Chimica e Farmaceutica SpA	68,846	3,016,040
Snam SpA	1,405,864	7,160,811
Telecom Italia SpA * (b)	6,919,990	1,992,326
Telecom Italia SpA *	4,133,535	1,154,247
Terna - Rete Elettrica Nazionale	964,831	7,633,609
UniCredit SpA	1,386,711	27,084,036
UnipolSai Assicurazioni SpA	289,419	769,859
		241,467,543
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	121,786	2,576,275
Luxembourg — 0.3%
ArcelorMittal SA	391,261	12,138,062
Eurofins Scientific SE	88,452	6,344,643
		18,482,705
Mexico — 0.0% ^
Fresnillo plc	126,338	1,283,325
Netherlands — 8.1%
Adyen NV * (a)	21,248	32,125,004
Aegon NV	969,161	5,345,690
Akzo Nobel NV	124,528	9,275,469
Argenx SE *	35,569	13,547,750
Argenx SE *	2,357	883,264
ASM International NV	31,822	10,762,386

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
ASML Holding NV	278,739	184,426,968
HAL Trust	60,742	8,365,979
Heineken Holding NV	75,049	6,196,488
Heineken NV	161,935	16,183,603
ING Groep NV	2,583,376	37,407,961
JDE Peet's NV	89,631	2,686,506
Koninklijke Ahold Delhaize NV	717,112	21,403,620
Koninklijke DSM NV	119,863	15,414,620
Koninklijke KPN NV	2,236,927	7,647,708
Koninklijke Philips NV	609,839	10,529,145
NN Group NV	212,571	9,235,801
Randstad NV	85,773	5,497,910
Shell plc	4,875,840	143,143,889
Universal Music Group NV	522,300	13,351,230
Wolters Kluwer NV	176,580	19,251,280
		572,682,271
Norway — 1.2%
Aker ASA, Class A	16,303	1,178,823
Aker BP ASA	212,363	6,468,951
AutoStore Holdings Ltd. * (b)	681,817	1,574,509
DNB Bank ASA	616,623	11,530,583
Equinor ASA	718,604	21,900,652
Gjensidige Forsikring ASA	130,300	2,341,941
Kongsberg Gruppen ASA	60,807	2,420,832
Leroy Seafood Group ASA	192,018	1,130,779
Mowi ASA	312,055	5,770,418
Norsk Hydro ASA	936,412	7,592,288
Orkla ASA	515,042	3,845,158
Salmar ASA	41,337	1,922,157
Schibsted ASA, Class A	50,856	1,110,637
Schibsted ASA, Class B	68,528	1,432,572
Storebrand ASA	323,664	2,817,679
Telenor ASA	441,450	4,621,370
TOMRA Systems ASA	160,370	2,831,068
Var Energi ASA (b)	272,214	828,041
		81,318,458
Poland — 0.4%
Allegro.eu SA * (a)	289,226	2,013,172
Bank Polska Kasa Opieki SA	120,581	2,576,728
Dino Polska SA * (a)	32,905	2,981,019
ING Bank Slaski SA	22,273	889,239
KGHM Polska Miedz SA	93,264	3,049,091
LPP SA	698	1,634,990
Polski Koncern Naftowy ORLEN SA	366,196	5,500,127
Powszechna Kasa Oszczednosci Bank Polski SA	591,444	4,411,288

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — continued
Powszechny Zaklad Ubezpieczen SA	390,822	3,321,981
Santander Bank Polska SA	23,116	1,536,801
		27,914,436
Portugal — 0.3%
EDP - Energias de Portugal SA	2,012,373	9,997,989
Galp Energia SGPS SA	312,010	4,270,808
Jeronimo Martins SGPS SA	189,866	4,122,129
		18,390,926
Russia — 0.0% ^
Evraz plc ‡ *	453,755	22,902
Singapore — 0.3%
STMicroelectronics NV	449,925	21,186,219
South Africa — 0.6%
Anglo American plc	917,248	39,561,283
South Korea — 0.1%
Delivery Hero SE * (a)	132,333	8,000,438
Spain — 3.8%
Acciona SA	16,936	3,304,215
ACS Actividades de Construccion y Servicios SA	154,408	4,569,507
Aena SME SA * (a)	50,402	7,572,847
Amadeus IT Group SA *	308,938	19,464,315
Banco Bilbao Vizcaya Argentaria SA	4,135,124	29,209,579
Banco Santander SA	11,516,660	40,250,029
CaixaBank SA	2,984,859	13,243,700
Cellnex Telecom SA (a)	391,301	15,334,307
Corp. ACCIONA Energias Renovables SA	38,425	1,571,356
EDP Renovaveis SA (b)	144,923	3,152,233
Endesa SA	217,802	4,342,258
Ferrovial SA	342,071	10,093,916
Grifols SA *	201,625	2,669,123
Grifols SA (Preference), Class B *	179,260	1,633,672
Iberdrola SA	3,970,118	46,576,517
Industria de Diseno Textil SA	769,407	24,021,516
Mapfre SA	675,783	1,359,300
Naturgy Energy Group SA	126,340	3,583,283
Red Electrica Corp. SA	296,820	5,253,389
Repsol SA	995,983	16,360,854
Telefonica SA	3,960,343	15,045,421
		268,611,337
Sweden — 5.0%
Alfa Laval AB	201,506	6,332,453
Assa Abloy AB, Class B	680,090	16,020,377
Atlas Copco AB, Class A	1,749,860	20,763,950
Atlas Copco AB, Class B	1,070,352	11,289,658
Axfood AB	74,357	1,915,121

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Beijer Ref AB (b)	169,911	2,621,208
Boliden AB	187,569	8,417,537
Castellum AB	196,766	2,699,840
Electrolux AB, Class B (b)	154,276	2,185,144
Embracer Group AB *	572,168	2,666,948
Epiroc AB, Class A	429,323	8,353,240
Epiroc AB, Class B	267,409	4,458,370
EQT AB	227,547	5,134,545
Essity AB, Class A	19,320	505,047
Essity AB, Class B	413,230	10,795,282
Evolution AB (a)	131,274	14,754,037
Fastighets AB Balder, Class B *	432,678	2,229,262
Getinge AB, Class B	149,874	3,376,299
H & M Hennes & Mauritz AB, Class B (b)	490,809	6,044,948
Hexagon AB, Class B	1,459,325	16,728,981
Holmen AB, Class B	63,538	2,620,663
Husqvarna AB, Class B	284,540	2,420,835
Industrivarden AB, Class A	125,191	3,316,353
Industrivarden AB, Class C	117,333	3,091,099
Indutrade AB	182,385	4,050,268
Investment AB Latour, Class B	93,402	1,970,682
Investor AB, Class A	384,722	7,678,508
Investor AB, Class B	1,249,394	24,278,211
Kinnevik AB, Class B *	166,426	2,572,471
L E Lundbergforetagen AB, Class B	43,774	2,027,054
Lifco AB, Class B	145,323	2,669,634
Nibe Industrier AB, Class B	1,051,463	11,360,286
Nordnet AB publ	111,419	1,811,064
Saab AB, Class B	55,767	2,283,017
Sagax AB, Class B	128,723	3,201,984
Sagax AB, Class D	67,985	182,564
Sandvik AB	748,364	15,466,928
Securitas AB, Class B	344,738	3,155,580
Skandinaviska Enskilda Banken AB, Class C	9,578	128,774
Skandinaviska Enskilda Banken AB, Class A	1,167,213	14,130,059
Skanska AB, Class B	274,470	4,844,423
SKF AB, Class A (b)	9,336	165,158
SKF AB, Class B	257,048	4,549,311
SSAB AB, Class A	152,268	1,088,356
SSAB AB, Class B	432,907	2,950,118
Svenska Cellulosa AB SCA, Class A	21,100	293,782
Svenska Cellulosa AB SCA, Class B	411,092	5,708,566
Svenska Handelsbanken AB, Class B (b)	23,847	299,760
Svenska Handelsbanken AB, Class A	1,053,566	10,986,610
Swedbank AB, Class A	628,767	12,095,231
Swedish Orphan Biovitrum AB *	138,077	3,079,197
Tele2 AB, Class B	376,885	3,254,978
Telefonaktiebolaget LM Ericsson, Class A	37,188	241,107

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Telefonaktiebolaget LM Ericsson, Class B	2,106,868	12,220,813
Telia Co. AB	1,682,655	4,345,697
Trelleborg AB, Class B	166,351	4,159,520
Volvo AB, Class A	131,204	2,725,596
Volvo AB, Class B	1,089,292	21,615,388
Volvo Car AB, Class B * (b)	367,783	1,835,053
		352,166,945
Switzerland — 8.6%
ABB Ltd. (Registered)	1,172,171	40,809,910
Alcon, Inc.	342,670	25,857,386
Baloise Holding AG (Registered)	31,392	5,163,134
Barry Callebaut AG (Registered)	2,451	5,120,955
Chocoladefabriken Lindt & Spruengli AG	699	7,676,923
Chocoladefabriken Lindt & Spruengli AG (Registered)	72	8,104,276
Cie Financiere Richemont SA (Registered)	357,949	55,180,462
Credit Suisse Group AG (Registered)	2,220,225	7,648,412
EMS-Chemie Holding AG (Registered)	4,638	3,457,540
Geberit AG (Registered)	24,588	13,990,139
Givaudan SA (Registered)	5,443	17,647,464
Julius Baer Group Ltd.	146,615	9,404,526
Kuehne + Nagel International AG (Registered)	38,914	9,279,301
Lonza Group AG (Registered)	51,059	29,126,176
Mediclinic International plc	278,047	1,701,201
Novartis AG (Registered)	1,648,348	149,025,628
Partners Group Holding AG	15,572	14,611,166
Schindler Holding AG	27,923	5,951,435
Schindler Holding AG (Registered)	14,268	2,886,258
SGS SA (Registered)	4,160	10,144,718
Sika AG (Registered)	105,422	29,955,332
Sonova Holding AG (Registered)	35,219	8,807,279
Straumann Holding AG (Registered)	79,827	10,452,309
Swatch Group AG (The)	19,870	7,194,303
Swatch Group AG (The) (Registered)	37,677	2,475,669
Swiss Life Holding AG (Registered)	21,143	12,513,438
Swisscom AG (Registered)	17,405	10,283,848
UBS Group AG (Registered)	2,417,003	51,591,876
Zurich Insurance Group AG	103,168	51,019,561
		607,080,625
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	23,176	—
United Kingdom — 18.1%
3i Group plc	667,408	13,020,963
abrdn plc	1,495,418	3,938,684
Admiral Group plc	187,340	5,092,902
Ashtead Group plc	308,113	20,295,037
Associated British Foods plc	244,295	5,607,845
AstraZeneca plc	1,062,539	139,205,941

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Auto Trader Group plc (a)	664,489	5,155,428
Aviva plc	1,921,986	10,839,718
B&M European Value Retail SA	583,970	3,229,539
BAE Systems plc	2,211,342	23,409,383
Barclays plc	10,328,930	23,744,064
Barratt Developments plc	688,676	3,914,251
Berkeley Group Holdings plc	77,051	3,945,604
BP plc	12,536,513	75,723,732
British American Tobacco plc	1,532,974	58,764,755
British Land Co. plc (The), REIT	643,202	3,520,166
BT Group plc	4,784,914	7,372,090
Bunzl plc	231,530	8,499,750
Burberry Group plc	277,632	8,456,929
Centrica plc	4,051,009	5,046,760
CNH Industrial NV	683,010	12,083,371
Coca-Cola Europacific Partners plc	137,846	7,749,702
Compass Group plc	1,224,336	29,246,966
ConvaTec Group plc (a)	1,107,243	3,211,527
Croda International plc	97,737	8,330,787
DCC plc	69,487	3,957,839
Dechra Pharmaceuticals plc	78,041	2,767,816
Diageo plc	1,598,740	69,906,682
Direct Line Insurance Group plc	899,274	1,971,790
DS Smith plc	944,569	4,135,240
easyJet plc *	389,845	2,374,777
Entain plc	403,808	7,446,505
Experian plc	664,832	24,312,578
Halma plc	260,335	6,931,173
Harbour Energy plc	372,685	1,441,475
Hargreaves Lansdown plc	240,682	2,649,723
Hiscox Ltd.	242,639	3,377,088
Howden Joinery Group plc	398,141	3,397,251
HSBC Holdings plc	13,692,956	100,894,483
Imperial Brands plc	658,036	16,507,655
Informa plc	1,030,760	8,525,163
InterContinental Hotels Group plc	128,713	8,935,724
Intermediate Capital Group plc	201,679	3,470,377
Intertek Group plc	110,675	5,948,455
ITV plc	2,484,352	2,487,913
J Sainsbury plc	1,206,012	3,911,197
JD Sports Fashion plc	1,697,845	3,422,214
Johnson Matthey plc	136,415	3,810,451
Kingfisher plc	1,340,153	4,623,420
Land Securities Group plc, REIT	515,205	4,513,615
Legal & General Group plc	4,095,744	12,889,071
Lloyds Banking Group plc	46,129,800	30,021,082
London Stock Exchange Group plc	236,062	21,610,294
M&G plc	1,628,453	4,066,772

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Melrose Industries plc	2,780,295	4,902,132
National Grid plc	2,658,147	33,792,779
NatWest Group plc	3,469,090	13,234,783
Next plc	88,629	7,256,431
Ocado Group plc *	498,135	3,986,272
Pearson plc	518,829	5,916,823
Pepco Group NV * (a)	82,515	800,269
Persimmon plc	218,967	3,824,326
Phoenix Group Holdings plc	583,016	4,620,918
Reckitt Benckiser Group plc	505,085	35,992,833
RELX plc	1,359,425	40,387,074
Rentokil Initial plc	1,720,657	10,433,089
Rightmove plc	600,410	4,362,515
Rolls-Royce Holdings plc *	5,738,054	7,507,298
Sage Group plc (The)	754,864	7,252,487
Schroders plc	630,108	3,726,326
Segro plc, REIT	829,321	8,536,701
Severn Trent plc	173,714	6,045,407
Smith & Nephew plc	606,795	8,380,046
Smiths Group plc	243,206	5,191,724
Spirax-Sarco Engineering plc	50,483	7,211,099
SSE plc	718,842	15,343,452
St. James's Place plc	373,198	5,659,079
Standard Chartered plc	1,667,450	14,005,944
Tate & Lyle plc	275,386	2,564,414
Taylor Wimpey plc	2,502,012	3,630,228
Tesco plc	5,078,006	15,434,003
Unilever plc	1,803,001	91,771,167
United Utilities Group plc	467,585	6,118,386
Vodafone Group plc	18,377,698	21,204,450
Weir Group plc (The)	178,017	3,924,213
Whitbread plc	138,115	5,201,722
Wise plc, Class A *	322,484	2,161,809
WPP plc	737,235	8,613,662
		1,278,707,578
United States — 8.7%
Ferguson plc	143,039	20,153,496
GSK plc	2,748,019	48,269,060
Haleon plc *	3,482,909	13,957,355
Holcim AG *	388,572	23,230,672
Nestle SA (Registered)	1,885,807	230,085,535
QIAGEN NV *	158,299	7,722,319
Roche Holding AG	481,774	150,395,584
Roche Holding AG	18,303	6,699,649
Schneider Electric SE	391,635	63,529,306
Stellantis NV	1,483,284	23,318,686

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Swiss Re AG	198,113	20,744,609
Tenaris SA	315,732	5,595,008
		613,701,279
Total Common Stocks (Cost $7,298,269,520)		7,017,738,473
Short-Term Investments — 0.8%
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (c) (d)	45,656,597	45,674,860
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (c) (d)	10,131,979	10,131,979
Total Investment of Cash Collateral from Securities Loaned (Cost $55,794,975)		55,806,839
Total Investments — 100.2% (Cost $7,354,064,495)		7,073,545,312
Liabilities in Excess of Other Assets — (0.2)%		(12,340,211)
NET ASSETS — 100.0%		7,061,205,101

Percentages indicated are based on net assets.

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $51,054,907.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2023.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	11.5%
Banks	8.4
Oil, Gas & Consumable Fuels	6.0
Insurance	5.5
Textiles, Apparel & Luxury Goods	4.9
Food Products	4.4
Semiconductors & Semiconductor Equipment	3.5
Chemicals	3.2
Metals & Mining	2.8
Machinery	2.7
Capital Markets	2.7
Beverages	2.6
Personal Products	2.6
Electrical Equipment	2.2
Diversified Telecommunication Services	2.1
Aerospace & Defense	2.1
Electric Utilities	2.1
Health Care Equipment & Supplies	2.0
Automobiles	1.9
Professional Services	1.7
Software	1.6
Industrial Conglomerates	1.4
IT Services	1.4
Multi-Utilities	1.3
Hotels, Restaurants & Leisure	1.2
Internet & Direct Marketing Retail	1.1
Tobacco	1.1
Construction & Engineering	1.1
Building Products	1.0
Food & Staples Retailing	1.0
Others (each less than 1.0%)	12.1
Short-Term Investments	0.8
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	592	03/17/2023	EUR	26,972,974	1,497,217
FTSE 100 Index	148	03/17/2023	GBP	14,177,282	479,201
					1,976,418

Abbreviations
EUR	Euro

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$	$	$	$
Australia	—	128,866,476	—	128,866,476
Austria	—	35,573,353	—	35,573,353
Belgium	—	106,798,240	—	106,798,240
Brazil	—	4,967,377	—	4,967,377
Chile	—	5,083,852	—	5,083,852
China	—	64,351,552	—	64,351,552
Denmark	—	294,135,582	—	294,135,582
Finland	2,030,350	141,325,615	—	143,355,965
France	—	1,152,241,365	—	1,152,241,365
Germany	—	848,963,312	—	848,963,312
Hong Kong	—	31,324,711	—	31,324,711
Ireland	—	48,922,143	—	48,922,143
Italy	—	241,467,543	—	241,467,543
Jordan	—	2,576,275	—	2,576,275
Luxembourg	—	18,482,705	—	18,482,705
Mexico	—	1,283,325	—	1,283,325
Netherlands	883,264	571,799,007	—	572,682,271
Norway	—	81,318,458	—	81,318,458
Poland	—	27,914,436	—	27,914,436
Portugal	—	18,390,926	—	18,390,926
Russia	—	—	22,902	22,902
Singapore	—	21,186,219	—	21,186,219
South Africa	—	39,561,283	—	39,561,283
South Korea	—	8,000,438	—	8,000,438
Spain	—	268,611,337	—	268,611,337
Sweden	293,932	351,873,013	—	352,166,945
Switzerland	—	607,080,625	—	607,080,625
United Arab Emirates	—	—	—	—
United Kingdom	7,749,702	1,270,957,876	—	1,278,707,578
United States	—	613,701,279	—	613,701,279
Total Common Stocks	10,957,248	7,006,758,323	22,902	7,017,738,473
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	55,806,839	—	—	55,806,839
Total Investments in Securities	$66,764,087	$7,006,758,323	$22,902	$7,073,545,312
Appreciation in Other Financial Instruments
Futures Contracts	$1,976,418	$—	$—	$1,976,418
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	$35,657,896	$50,000,000	$40,000,000	$13,428	$3,536	$45,674,860	45,656,597	$433,357	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	4,769,602	161,233,239	155,870,862	—	—	10,131,979	10,131,979	188,407	—
Total	$40,427,498	$211,233,239	$195,870,862	$13,428	$3,536	$55,806,839		$621,764	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.